PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS
NOTE 9 – PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

Rowan sponsors defined benefit pension plans covering substantially all of its employees, and provides health care and life insurance benefits upon retirement for certain employees.

The following table presents the changes in benefit obligations and plan assets for 2011 and 2010 and the funded status and weighted-average assumptions used to determine the benefit obligation at each year end (dollars in thousands):

	2011			2010
	Pension benefits	Other benefits	Total	Pension benefits	Other benefits	Total

Benefit obligations:
Balance, January 1	$581,329	$82,527	$663,856	$532,328	$81,186	$613,514
Interest cost	31,359	4,122	35,481	30,713	4,284	34,997
Service cost	11,882	2,011	13,893	14,411	1,955	16,366
Actuarial (gain) loss	86,200	6,757	92,957	31,417	(1,310)	30,107
Special termination benefits	104	396	500	-	-	-
Plan curtailments	4,690	(5,773)	(1,083)	(5,398)	-	(5,398)
Benefits paid	(25,213)	(2,981)	(28,194)	(22,142)	(3,588)	(25,730)
Balance, December 31	690,351	87,059	777,410	581,329	82,527	663,856

Plan assets:
Fair value, January 1	421,940	-	421,940	337,282	-	337,282
Actual return	(1,715)	-	(1,715)	49,535	-	49,535
Employer contributions	53,394	-	53,394	57,265	-	57,265
Benefits paid	(25,213)	-	(25,213)	(22,142)	-	(22,142)
Fair value, December 31	448,406	-	448,406	421,940	-	421,940
Net benefit liabilities	$(241,945)	$(87,059)	$(329,004)	$(159,389)	$(82,527)	$(241,916)

Amounts recognized in Consolidated Balance Sheet:
Accrued liabilities	$(50,554)	$(4,690)	$(55,244)	$(52,735)	$(4,510)	$(57,245)
Other liabilities (long-term)	(191,391)	(82,369)	(273,760)	(106,654)	(78,017)	(184,671)
Net benefit liabilities	$(241,945)	$(87,059)	$(329,004)	$(159,389)	$(82,527)	$(241,916)

Net (expense) credit recognized in net benefit cost	$91,495	$(73,312)	$18,183	$50,937	$(69,015)	$(18,078)

Amounts not yet reflected in net periodic benefit cost:
Actuarial loss	(370,098)	(13,599)	(383,697)	(269,690)	(12,847)	(282,537)
Transition obligation	-	(474)	(474)	-	(1,324)	(1,324)
Prior service credit	36,658	326	36,984	59,364	659	60,023
Total accumulated other comprehensive loss	(333,440)	(13,747)	(347,187)	(210,326)	(13,512)	(223,838)
Net benefit liabilities	$(241,945)	$(87,059)	$(329,004)	$(159,389)	$(82,527)	$(241,916)

Weighted-average assumptions:
Discount rate	4.56%	4.46%		5.45%	5.26%
Rate of compensation increase	4.15%			4.15%

The pension benefit obligations in the preceding table are the projected benefit obligations (“PBO”), which is the actuarial present value of benefits accrued based on services rendered to date, and includes the estimated effect of future salary increases.  The accumulated benefit obligation (“ABO”) is also based on services rendered to date, but differs from the PBO in that the ABO is based on actual compensation, excluding future salary increases.  The ABO at December 31 for all pension plans in the aggregate is presented below (in thousands):

	2011	2010

Accumulated benefit obligation	$690,148	$581,141

Each of the Company's pension plans has benefit obligations that exceed the fair value of plan assets.

Rowan expects that the following amounts, which are classified in accumulated other comprehensive loss, a component of stockholders' equity, will be recognized as net periodic benefits cost in 2012 (in thousands):

	Pension benefits	Other retirement benefits	Total

Actuarial loss	$24,947	$341	$25,288
Transition obligation	-	475	475
Prior service cost (credit)	(4,647)	(147)	(4,794)
Total amortization	$20,300	$669	$20,969

Effective July 1, 2009, the Company amended the benefit formula for its largest pension plan for active employees who were earning benefits in the plan prior to January 1, 2008.  The effect of the change was to reduce 2009 pension expense by approximately $7.3 million, or $0.04 per share net of tax.

In 2010, the Company amended certain plans with respect to its manufacturing operations in order to freeze benefits as of December 31, 2010, which resulted in a curtailment gain of $5.4 million at that date.  The curtailment gain was recorded as a reduction to accumulated other comprehensive loss.

In 2011, the Company recognized a pension curtailment gain of approximately $12 million in connection with the sale of its land drilling division.  Such gain was recognized in net periodic pension cost and classified within discontinued operations.

The components of net periodic pension cost and the weighted-average assumptions used to determine net cost were as follows (dollars in thousands):

	2011	2010	2009

Service cost	$11,882	$14,411	$15,941
Interest cost	31,359	30,713	32,477
Expected return on plan assets	(34,008)	(30,640)	(28,875)
Recognized actuarial loss	21,515	19,393	16,277
Amortization of prior service cost	(6,001)	(6,677)	(3,465)
Curtailment (gain) loss recognized	(12,014)	-	-
Special termination benefit recognized	104	-	-
Net periodic pension cost	$12,837	$27,200	$32,355
Less: Discontinued operations	6,598	(12,765)	(16,139)
Continuing operations	$19,435	$14,435	$16,216

Discount rate	5.36%	5.97%	6.41%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase	4.15%	4.15%	4.15%

The components of net periodic cost of other postretirement benefits and the weighted average discount rate used to determine net cost were as follows (dollars in thousands):

	2011	2010	2009

Service cost	$2,011	$1,955	$2,040
Interest cost	4,122	4,284	4,594
Recognized actuarial loss	233	64	216
Amortization of transition obligation	600	662	662
Amortization of prior service cost	(185)	(204)	(204)
Special termination benefit recognized	396	-	-
Curtailment loss recognized	102	-	-
Net periodic cost of other postretirement benefits	$7,279	$6,761	$7,308
Less: Discontinued operations	(1,618)	(2,390)	(2,570)
Continuing operations	$5,661	$4,371	$4,738

Discount rate	5.14%	5.83%	6.34%

The assumed health care cost trend rates used to measure the expected cost of retirement health benefits was 8.4% for 2012, gradually decreasing to 4.5% for 2029 and thereafter. A one-percentage-point change in the assumed health care cost trend rates would change the reported amounts as follows (in thousands):

	One-percentage-point change
	Increase	Decrease

Effect on total service and interest cost components for the year	$538	$(461)
Effect on postretirement benefit obligation at year-end	5,220	(4,612)

The pension plans' investment objectives for fund assets are: to achieve over the life of the plans a return equal the plans' expected investment return or the inflation rate plus 3%, whichever is greater; to invest assets in a manner such that contributions are minimized and future assets are available to fund liabilities; to maintain liquidity sufficient to pay benefits when due; and to diversify among asset classes so that assets earn a reasonable return with an acceptable level of risk.  The plans employ several active managers with proven long-term records in their specific investment discipline.

Target allocations among asset categories and the fair values of each category of plan assets as of December 31, 2011 and 2010, classified by level within the fair value hierarchy (as described in GAAP) is presented below.  The plans will periodically reallocate assets in accordance with the allocation targets, after giving consideration to the expected level of cash required to pay current benefits and plan expenses (dollars in thousands):

	Target allocation - % of Plan assets	Target allocation - % of category	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2011:
Equity securities:	62.5% to 72.5%
S&P 500 Stock Index		22.5% to 52.5%	$168,910	$168,910	$-	$-
Small cap growth		0% to 10%	22,462	22,462	-	-
Small cap value		0% to 10%	20,425	20,425	-	-
International		10% to 30%	77,270	-	77,270	-
Fixed income:	22.5% to 32.5%
Cash and equivalents		0% to 10%	11,442	1	11,441	-
Aggregate fixed income		10% to 16%	64,703	-	64,703	-
Core plus fixed income		7.5% to 17.5%	61,243	61,243	-	-
Real estate	0% to 10%		21,951	-	21,951	-
Total			$448,406	$273,041	$175,365	$-

December 31, 2010:
Equity securities:	62.5% to 72.5%
S&P 500 Stock Index		14.5% to 24.5%	$83,993	$83,993	$-	$-
Large cap growth		4% to 14%	39,039	-	39,039	-
Large cap value		4% to 14%	38,565	38,565	-	-
Small cap growth		0% to 10%	23,158	23,158	-	-
Small cap value		0% to 10%	21,340	21,340	-	-
International		10% to 30%	80,151	-	80,151	-
Fixed income:	22.5% to 32.5%
Cash and equivalents		0% to 10%	9,627	1	9,626	-
Aggregate fixed income		10% to 16%	54,393	-	54,393	-
Core plus fixed income		7.5% to 17.5%	51,468	51,468	-	-
Real estate	0% to 10%		20,206	-	20,206	-
Total			$421,940	$218,525	$203,415	$-

Assets in the large cap growth, large cap value, small cap growth, and small cap value categories include investments in common and preferred stocks (and equivalents such as American Depository Receipts and convertible bonds) and may be held through separate accounts, commingled funds or an institutional mutual fund.  Assets in the international category include investments in a broad range of international equity securities, including both developed and emerging markets, and may be held through a commingled or institutional mutual fund.  Securities in both the aggregate and “core plus” fixed income categories include U.S. government, corporate, mortgage- and asset-backed securities and Yankee bonds, and both categories target an average credit rating of “A” or better at all times.  Individual securities in the aggregate fixed income category must be investment grade or above at the time of purchase, whereas securities in the core plus category may have a rating of “B” or above.  Additionally, the core plus category may invest in foreign securities.  Assets in the aggregate and core plus fixed income categories are held primarily through a commingled fund and an institutional mutual fund, respectively.  The real estate category includes investments in pooled funds whose objectives are diversified equity investments in income-producing properties.  Each pooled fund should provide broad exposure to the real estate market by property type, geographic location and size.

To develop the expected long-term rate of return on assets assumption, Rowan considered the current level of expected returns on risk-free investments (primarily government bonds), the historical level of the risk premium associated with the plans' other asset classes and the expectations for future returns of each asset class. The expected return for each asset class was then weighted based upon the current asset allocation to develop the expected long-term rate of return on assets assumption for the plans, which was maintained at 8% at December 31, 2011, unchanged from December 31, 2010.

Rowan currently expects to contribute approximately $50.6 million to its pension plans in 2012 and pay approximately $5.0 million for other postretirement benefits.

Under the terms of the sales of the Company's manufacturing and land drilling operations, the Company retained pension assets and liabilities related to employees of the former operations.  As a result, the Company may be required to make additional contributions to the plan in excess of currently estimated amounts.  Management does not believe that any such additional contributions will have a material effect on the Company's financial position, results of operations or cash flows.

Rowan estimates that the plans will make the following annual payments for pension and other postretirement benefits based upon existing benefit formulas and including amounts attributable to future employee service (in thousands):

	Pension benefits	Other postretirement benefits
Year ended December 31,
2012	$50,820	$4,990
2013	39,650	5,300
2014	32,950	5,610
2015	35,270	6,080
2016	36,480	6,570
2017 though 2021	203,190	32,330

Rowan sponsors defined contribution plans covering substantially all employees.  Contributions classified as continuing operations totaled approximately $8.0 million in 2011, $6.1 million in 2010, and $5.5 million in 2009.